Statements of Changes in Temporary Equity and Shareholders’ Deficit - USD ($) $ in Thousands	Preferred shares	Ordinary shares	Additional paid-in capital	Receivables on account of shares	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 248		$ 1,891		$ (2,142)	$ (251)
Balance (in Shares) at Dec. 31, 2021	104,711	1,305,635
Conversion of convertible note (see Note 8a4)
Share based payment			130			130
Net loss					(779)	(779)
Balance at Dec. 31, 2022	$ 248		2,021		(2,921)	(900)
Balance (in Shares) at Dec. 31, 2022	104,711	1,305,635
Issuance of shares (see Note 8a5)			506	(196)		310
Issuance of shares (see Note 8a5) (in Shares)		452,126
Conversion of convertible note (see Note 8a4)			899			899
Conversion of convertible note (see Note 8a4) (in Shares)		792,830
Share based payment			100			100
Net loss					(600)	(600)
Balance at Dec. 31, 2023	$ 248		3,526	(196)	(3,521)	(191)
Balance (in Shares) at Dec. 31, 2023	104,711	2,550,591
Issuance of shares (see Note 8a5)			70	196		266
Issuance of shares (see Note 8a5) (in Shares)		61,754
Conversion of convertible note (see Note 8a4)			225			$ 225
Conversion of convertible note (see Note 8a4) (in Shares)		198,486				104,711
Share based payment			51			$ 51
Issuance of shares in connection with patent license agreement (see Note 8a6)			3,000			3,000
Issuance of shares in connection with patent license agreement (see Note 8a6) (in Shares)		320,000
Reclassification of warrant liability to equity (see Note 10)			316			316
Conversion of preferred shares into ordinary shares (see note 7)	$ (248)		248			248
Conversion of preferred shares into ordinary shares (see note 7) (in Shares)	(104,711)	104,711
Issuance of shares and warrants under initial public offering, net (see note 1d)			2,916			2,916
Issuance of shares and warrants under initial public offering, net (see note 1d) (in Shares)		958,903
Net loss					(1,545)	(1,545)
Balance at Dec. 31, 2024			$ 10,352		$ (5,066)	$ 5,286
Balance (in Shares) at Dec. 31, 2024		4,194,445